Business Combination - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 27, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Business Acquisition [Line Items]
Common stock issued | shares			127,325,116	127,123,954	60,930,932
Common stock outstanding | shares			127,325,116	127,123,954	60,930,932
Exchange ratio description			The shares and corresponding capital amounts and loss per share related to Old Cerevel’s outstanding redeemable convertible preferred stock, redeemable convertible common stock, and common stock prior to the Business Combination Transaction have been retroactively restated to reflect the exchange ratio (the Exchange Ratio) established in the Business Combination Agreement (1.00 share of Old Cerevel for 2.854 shares of New Cerevel).	The shares and corresponding capital amounts and loss per share related to Old Cerevel's outstanding redeemable convertible preferred stock, redeemable convertible common stock and common stock prior to the Business Combination Transaction have been retroactively restated to reflect the exchange ratio established in the Business Combination Agreement (1.00 Old Cerevel share for 2.854 shares of New Cerevel), or the Exchange Ratio.
Stock exchange ratio			2.854	2.854
Proceeds from sale of common stock					$ 60,058
ARYA Trust and Cash (Net of Redemptions) [Member]
Business Acquisition [Line Items]
Number of shares issued | shares	32,000,000
Common stock purchase price | $ / shares	$ 10.00
Proceeds from sale of common stock	$ 320,000
Prepaid asset				$ 300
Management Agreement [Member]
Business Acquisition [Line Items]
Remaining management fees payable				3,000
Bain Subscription Agreement [Member]
Business Acquisition [Line Items]
Prefunded subscription				25,000
Total subscription amount				100,000
Aggregate stock redemption amount				$ 25,000
Bain Subscription Agreement [Member] | Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued | shares				1,750,000
Bain Subscription Agreement [Member] | Series A Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued | shares				750,000
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued | shares				2,500,000	17,140,593
New Cerevel Common Stock [Member] | Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Decrease in accumulated deficit				$ 3,900
New Cerevel Common Stock [Member] | Series A Common Stock [Member]
Business Acquisition [Line Items]
Decrease in accumulated deficit				$ 1,700
New Cerevel Common Stock [Member] | Additional Financing Shares Exchange [Member]
Business Acquisition [Line Items]
Common stock issued | shares				2,500,000
Old Cerevel [Member]
Business Acquisition [Line Items]
Net proceeds from business combination transaction	$ 439,500
Old Cerevel [Member] | Bain Investor in July 2020 (the Additional Financing Shares)
Business Acquisition [Line Items]
Net proceeds from issuance of stock		$ 25,000
Business Combination and PIPE Financing [Member]
Business Acquisition [Line Items]
Common stock issued | shares				127,123,954
Common stock outstanding | shares				127,123,954
Business Combination and PIPE Financing [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Warrants to purchase shares outstanding | shares				5,149,647
Cerevel Therapeutics, Inc. [Member]
Business Acquisition [Line Items]
Underwriting fees and other costs considered direct and incremental to the transaction				$ 24,600
Cerevel Therapeutics, Inc. [Member] | Management Agreement [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Remaining management fees payable				$ 3,000